Accounts Payable and Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Accounts Payable And Accrued Expenses [Line Items]
Accrued employee compensation	$ 72,000	$ 109,000	$ 40,000
Accrued director compensation	20,000	50,000	0
Accrued legal fees	75,000	183,000	18,000
Accrued professional fees	160,000	45,000
Accrued research and development	231,000	9,000
Other accrued expenses	16,000	14,000	43,000
Total	$ 574,000	$ 410,000	$ 101,000